Investment Strategy - T. Rowe Price Global Allocation Fund	Dec. 22, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund seeks to invest in a broadly diversified global portfolio of investments, including U.S. and international stocks, bonds and short-term securities, and alternative investments. The fund uses an active asset allocation strategy in conjunction with fundamental research to select individual investments. T. Rowe Price, the fund’s investment adviser, allocates the fund’s assets among various asset classes and market sectors based on its assessment of U.S. and global economic and market conditions, interest rate movements, industry and issuer conditions and business cycles, and other relevant factors. Under normal conditions, the fund’s portfolio will consist of approximately 60% stocks; 30% bonds, money market securities, and other debt instruments; and 10% alternative investments (each as a percentage of the fund’s net assets).

The fund may also gain exposure to specific asset classes through the use of certain types of derivatives or by investing in other T. Rowe Price mutual funds and exchange-traded funds that focus their investments in a given asset class.

T. Rowe Price may adjust the fund’s portfolio and overall risk profile by making tactical decisions to overweight or underweight particular asset classes or sectors based on its outlook for the global economy and securities markets, as well as by adjusting the fund’s overall derivatives exposure and allocations to alternative investments.

The fund expects to normally invest approximately half of its equity investments in U.S. stocks and half in international stocks. When deciding upon overall allocations to stocks, T. Rowe Price examines relative values and prospects among growth- and value-oriented stocks, small- to large-cap stocks, and stocks of companies involved in activities related to commodities and other real assets, as well as by evaluating economic conditions affecting the U.S. and international developed and emerging markets. The fund has the flexibility to purchase below investment-grade bonds (also called high-yield bonds or junk bonds).

The fund expects to normally invest approximately one-third of its debt investments in international issuers, and the fund may invest up to 25% of its total assets in debt instruments that are rated below investment grade or deemed to be of comparable quality by T. Rowe Price. The fund expects to invest in a diversified portfolio of debt instruments, including U.S. dollar-denominated and non-U.S. dollar-denominated obligations of U.S. and international issuers (including issuers in emerging markets). The fund may purchase securities of any maturity. Investments are chosen across the entire government, inflation-linked, corporate, and mortgage-backed and asset-backed securities markets, as well as bank loans. When deciding whether to adjust the duration or credit risk exposure of the fund’s debt investments or the fund’s allocations among various sectors, the adviser weighs factors such as the overall outlook for inflation and the global economy, expected interest rate movements and currency valuations, and the yield advantage that lower-rated instruments may offer over investment-grade bonds.

The fund invests in alternative investments, including hedge funds, private funds, or registered investment companies that, in the opinion of T. Rowe Price, have the potential to produce attractive long-term risk-adjusted returns and exhibit a relatively low correlation of returns to more traditional asset classes. The fund’s alternative investments are expected to be less connected to movements in the major equity and bond markets. This is expected to enhance the fund’s overall diversification and offer potentially greater downside protection for the fund than more typical equity investments.

The fund may use a variety of derivatives, such as futures, forwards, options, and swaps for a number of purposes, such as for hedging risk or managing certain exposure. Specifically, the fund uses a variety of options, futures, forwards, and swaps in the following ways: (1) to efficiently access or adjust exposure to certain market segments, (2) in an attempt to manage portfolio volatility, (3) to take long and/or short positions in market segments or specific assets, or (4) to benefit from what the adviser believes is a risk premium in the options market (for example, when an option’s price reflects a greater degree of volatility than would typically be realized in the market).

Options: The fund’s use of options primarily involves selling (also known as “writing”) and buying call or put options (or options on related futures contracts) involving stock and/or bond indexes in an effort to enhance risk-adjusted returns. These option overlay strategies are generally designed to benefit from a risk premium in the options market and dampen the fund’s overall volatility when compared to a pure bond or equity portfolio.

Futures: The fund buys equity index futures contracts as an efficient means of gaining exposure to a particular segment of the U.S. stock market (for example, U.S. large-cap stocks). The fund uses Treasury futures to adjust portfolio duration or to reduce the fund’s overall volatility to manage the volatility of the fund or one of its underlying strategies. Interest rate futures are typically used as an efficient means of managing the fund’s exposure to interest rate changes and to adjust the portfolio’s duration.

Forwards: The fund uses forward currency exchange contracts primarily to moderate the currency risk associated with the fund’s international equity holdings, which are commonly non-U.S. dollar-denominated.

Swaps: The fund uses credit default swap indexes (CDXs), inflation swaps, and total return swaps. A CDX is a swap on an index of credit default swaps. CDXs are utilized by the fund to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or a reference index) rather than transacting in a single-name credit default swap. Inflation swaps, which are tied to a designated inflation index such as the Consumer Price Index (CPI), are typically used to manage the fund’s inflation risk. Equity total return swaps are derivatives that allow investors to receive the full return—including price changes and dividends—of a stock, equity index, or basket of equities over a set period, without actually owning the underlying securities. They provide flexibility for the fund to take either long positions (allowing the fund to benefit from a price increase in the underlying asset) or short positions (allowing the fund to benefit when the underlying asset’s price falls), making them an efficient tool to gain or adjust market exposure, manage risk, or implement investment strategies without transacting in the securities themselves. The fund may hold both long and short positions simultaneously, thereby reducing its net exposure to general market movements.

Strategy Portfolio Concentration [Text]	Under normal conditions, the fund’s portfolio will consist of approximately 60% stocks; 30% bonds, money market securities, and other debt instruments; and 10% alternative investments (each as a percentage of the fund’s net assets).